Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Cash and cash equivalents [abstract]
Cash at bank	$ 4,385	$ 7,214
Cash and restricted cash	$ 4,385	$ 7,214	$ 11,837